METROPOLITAN SERIES FUND, INC.

501 Boylston Street

Boston, MA 02116

VIA EDGAR

January 31, 2012

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Series Fund, Inc. (the “Fund”)
Files No. 002-80751
CIK – 0000710826

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, enclosed is the interactive data file that mirrors the risk/return summary information in the supplement dated January 12, 2012 to the prospectus dated May 1, 2011 for the Neuberger Berman Mid Cap Value Portfolio (currently, Lord Abbett Mid Cap Value Portfolio) of the Fund filed under Rule 497(e) on January 12, 2012.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 578-4036.

Very truly yours,

/s/ Michael P. Lawlor
Michael P. Lawlor

Enclosures

cc:	John M. Loder, Esq.